Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 4,114
Balance at end of year	4,739	$ 4,114
Loans	4,392	3,917
Undrawn credit facilities and other off-balance sheet exposures	347	197
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	449	456
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(81)	(59)
Provision for (reversal of) credit losses changes in model		15
Provision for (reversal of) credit losses net remeasurement	251	76
Total provision for (reversal of) credit losses	170	32
Write-offs	(12)	(18)
Recoveries	6	7
Interest income on impaired loans	(36)	(30)
Foreign exchange and other	(3)	2
Balance at end of year	574	449
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	983	1,064
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(30)	(68)
Provision for (reversal of) credit losses changes in model	82	(79)
Provision for (reversal of) credit losses net remeasurement	704	553
Total provision for (reversal of) credit losses	756	406
Write-offs	(571)	(545)
Recoveries	74	62
Interest income on impaired loans	(8)	(7)
Foreign exchange and other	1	3
Balance at end of year	1,235	983
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	955	772
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	3	(8)
Provision for (reversal of) credit losses changes in model	6	52
Provision for (reversal of) credit losses net remeasurement	816	752
Total provision for (reversal of) credit losses	825	796
Write-offs	(884)	(739)
Recoveries	152	126
Balance at end of year	1,048	955
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,727	1,825
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(119)	(108)
Provision for (reversal of) credit losses changes in model	(6)	18
Provision for (reversal of) credit losses net remeasurement	716	857
Total provision for (reversal of) credit losses	591	767
Write-offs	(409)	(874)
Recoveries	54	77
Interest income on impaired loans	(94)	(84)
Foreign exchange and other	13	16
Balance at end of year	1,882	1,727
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	896
Balance at end of year	1,130	896
Loans	983	800
Undrawn credit facilities and other off-balance sheet exposures	147	96
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	89	90
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	15	15
Provision for (reversal of) credit losses net remeasurement	(134)	(115)
Transfers to 12-month ECL	141	109
Transfers to lifetime ECL performing	(10)	(10)
Total provision for (reversal of) credit losses	12	(1)
Foreign exchange and other	(1)
Balance at end of year	100	89
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	247	174
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	40	32
Provision for (reversal of) credit losses changes in model	(15)	54
Provision for (reversal of) credit losses net remeasurement	(575)	(544)
Transfers to 12-month ECL	623	591
Transfers to lifetime ECL performing	(68)	(63)
Transfers to lifetime ECL credit-impaired	(4)
Total provision for (reversal of) credit losses	1	70
Foreign exchange and other	(1)	3
Balance at end of year	247	247
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	295	181
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	36	22
Provision for (reversal of) credit losses changes in model	(26)	86
Provision for (reversal of) credit losses net remeasurement	(740)	(413)
Transfers to 12-month ECL	846	491
Transfers to lifetime ECL performing	(77)	(72)
Transfers to lifetime ECL credit-impaired	(3)
Total provision for (reversal of) credit losses	36	114
Balance at end of year	331	295
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	265	294
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	52	22
Provision for (reversal of) credit losses changes in model	79	(28)
Provision for (reversal of) credit losses net remeasurement	(63)	(194)
Transfers to 12-month ECL	162	215
Transfers to lifetime ECL performing	(48)	(39)
Total provision for (reversal of) credit losses	182	(24)
Foreign exchange and other	5	(5)
Balance at end of year	452	265
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	2,393
Balance at end of year	2,620	2,393
Loans	2,427	2,301
Undrawn credit facilities and other off-balance sheet exposures	193	92
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	126	142
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(23)	(19)
Provision for (reversal of) credit losses changes in model		4
Provision for (reversal of) credit losses net remeasurement	176	96
Transfers to 12-month ECL	(133)	(107)
Transfers to lifetime ECL performing	31	19
Transfers to lifetime ECL credit-impaired	(9)	(8)
Total provision for (reversal of) credit losses	42	(15)
Foreign exchange and other		(1)
Balance at end of year	168	126
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	546	709
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(45)	(58)
Provision for (reversal of) credit losses changes in model	97	(127)
Provision for (reversal of) credit losses net remeasurement	795	631
Transfers to 12-month ECL	(616)	(588)
Transfers to lifetime ECL performing	90	74
Transfers to lifetime ECL credit-impaired	(70)	(96)
Total provision for (reversal of) credit losses	251	(164)
Foreign exchange and other	6	1
Balance at end of year	803	546
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	660	591
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(33)	(30)
Provision for (reversal of) credit losses changes in model	32	(34)
Provision for (reversal of) credit losses net remeasurement	1,165	771
Transfers to 12-month ECL	(846)	(491)
Transfers to lifetime ECL performing	77	72
Transfers to lifetime ECL credit-impaired	(338)	(219)
Total provision for (reversal of) credit losses	57	69
Balance at end of year	717	660
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,061	864
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(105)	(82)
Provision for (reversal of) credit losses changes in model	(81)	46
Provision for (reversal of) credit losses net remeasurement	340	569
Transfers to 12-month ECL	(158)	(201)
Transfers to lifetime ECL performing	55	47
Transfers to lifetime ECL credit-impaired	(177)	(187)
Total provision for (reversal of) credit losses	(126)	192
Foreign exchange and other	(3)	5
Balance at end of year	932	1,061
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Loans	982	816
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	825
Balance at end of year	989	825
Loans	982	816
Undrawn credit facilities and other off-balance sheet exposures	7	9
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	234	224
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(73)	(55)
Provision for (reversal of) credit losses changes in model		11
Provision for (reversal of) credit losses net remeasurement	209	95
Transfers to 12-month ECL	(8)	(2)
Transfers to lifetime ECL performing	(21)	(9)
Transfers to lifetime ECL credit-impaired	9	8
Total provision for (reversal of) credit losses	116	48
Write-offs	(12)	(18)
Recoveries	6	7
Interest income on impaired loans	(36)	(30)
Foreign exchange and other	(2)	3
Balance at end of year	306	234
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	190	181
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(25)	(42)
Provision for (reversal of) credit losses changes in model		(6)
Provision for (reversal of) credit losses net remeasurement	484	466
Transfers to 12-month ECL	(7)	(3)
Transfers to lifetime ECL performing	(22)	(11)
Transfers to lifetime ECL credit-impaired	74	96
Total provision for (reversal of) credit losses	504	500
Write-offs	(571)	(545)
Recoveries	74	62
Interest income on impaired loans	(8)	(7)
Foreign exchange and other	(4)	(1)
Balance at end of year	185	190
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Provision for (reversal of) credit losses net remeasurement	391	394
Transfers to lifetime ECL credit-impaired	341	219
Total provision for (reversal of) credit losses	732	613
Write-offs	(884)	(739)
Recoveries	152	126
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	401	667
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(66)	(48)
Provision for (reversal of) credit losses changes in model	(4)
Provision for (reversal of) credit losses net remeasurement	439	482
Transfers to 12-month ECL	(4)	(14)
Transfers to lifetime ECL performing	(7)	(8)
Transfers to lifetime ECL credit-impaired	177	187
Total provision for (reversal of) credit losses	535	599
Write-offs	(409)	(874)
Recoveries	54	77
Interest income on impaired loans	(94)	(84)
Foreign exchange and other	11	16
Balance at end of year	$ 498	$ 401